Changes in the Standardised Measure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Standardised measure at the beginning of the year	$ 8,242	$ 8,987	$ 17,244
Revisions:
Prices, net of production costs	5,540	(96)	(14,146)
Changes in future development costs	(358)	275	1,342
Revisions of quantity estimates	(166)	2,961	(2,870)
Accretion of discount	1,016	1,147	2,547
Changes in production timing and other	946	(1,611)	1,280
Revisions	15,220	11,663	5,397
Sales of oil and gas, net of production costs	(5,091)	(4,301)	(3,936)
Acquisitions of reserves-in-place	0	0	0
Sales of reserves-in-place	(26)	(15)	(114)
Previously estimated development costs incurred	1,068	718	1,823
Extensions, discoveries, and improved recoveries, net of future costs	502	(401)	84
Changes in future income taxes	(1,433)	578	5,733
Standardised measure at the end of the year	$ 10,240	$ 8,242	$ 8,987